GENERAL (Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 18, 2022
Business Acquisition [Line Items]
Goodwill	$ 31,833	$ 31,833
Keepers Child Safety Ltd [Member]
Business Acquisition [Line Items]
Technology			$ 1,002
Goodwill			150
Net assets acquired			$ 1,152